Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Legal Proceedings:

From time to time, we are involved in legal proceedings and litigation arising in the ordinary course of business. Currently, it is not possible to predict legal outcomes and their impact on the future development of claims. Any such development will be affected by future court decisions and interpretations. Because of these uncertainties, additional liabilities may arise for amounts in excess of the Company’s current reserves. In addition, the Company’s estimate of ultimate loss and loss adjustment expenses may change. These additional liabilities, or increases in estimates, or a range of either, cannot be reasonably estimated, and could result in income statement charges that could be material to the Company’s results of operations in future periods.

Operating Lease Commitments:

As of September 30, 2017, the Company had the following amounts due under its operating leases for facilities leased in Baton Rouge, Louisiana, and Tampa, Florida.

Year ending September 30,
2018	$303
2019	298
2020	25
2021 and thereafter	—
$626

18. Commitments and Contingencies

Legal Proceedings:

From time to time, we are involved in legal proceedings and litigation arising in the ordinary course of business. Currently, it is not possible to predict legal outcomes and their impact on the future development of claims. Any such development will be affected by future court decisions and interpretations. Because of these uncertainties, additional liabilities may arise for amounts in excess of the Company’s current reserves. In addition, the Company’s estimate of ultimate loss and loss adjustment expenses may change. These additional liabilities, or increases in estimates, or a range of either, cannot be reasonably estimated, and could result in income statement charges that could be material to the Company’s results of operations in future periods.

Operating Lease Commitments:

As of December 31, 2016, the Company had the following amounts due under its operating leases for facilities leased in Baton Rouge, Louisiana, and Tampa, Florida.

Year ended December 31,
2017	$344
2018	291
2019	249
Total	$884